Shareholder Report, Holdings (Details)	May 31, 2026
C000203110 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203110 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203110 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203110 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203110 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203110 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203110 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203110 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203110 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203110 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203110 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000203110 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203110 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203110 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203110 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203110 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203110 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203110 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203110 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203111 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203111 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203111 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203111 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203111 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203111 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203111 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203111 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000203111 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203111 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203111 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203111 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203111 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203111 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203114 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203114 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203114 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203114 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203114 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203114 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203114 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203114 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000203114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203114 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203116 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203116 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203116 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203116 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203116 | Gen Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203116 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203116 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203116 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203116 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203116 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000203116 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203116 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203116 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203116 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203116 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203116 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%